Cover	May 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2024
Entity File Number	811-21496
Entity Registrant Name	Macquarie/First Trust Global Infrastr/Util Div & Inc Fund
Entity Central Index Key	0001276469
Entity Tax Identification Number	59-3779311
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	120 East Liberty Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wheaton
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60187
City Area Code	630
Local Phone Number	765-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	MFD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false